Securities	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Securities [Abstract]
Securities Available for Sale
Note 2— Securities Available for Sale

The amortized cost and fair values of the Company’s investment in securities available for sale follow:

	June 30, 2013
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(In Thousands)
Mortgage-backed securities	$107,683	1,229	(694)	108,218
Collateralized mortgage obligations:
Government sponsored enterprise issued	22,465	329	—	22,794
Mortgage-related securities	130,148	1,558	(694)	131,012

Government sponsored enterprise bonds	14,517	3	(175)	14,345
Municipal securities	61,173	1,072	(2,677)	59,568
Other debt securities	5,000	168	—	5,168
Debt securities	80,690	1,243	(2,852)	79,081
Certificates of Deposit	6,125	43	(8)	6,160
	$216,963	2,844	(3,554)	216,253

	December 31, 2012
	Amortized cost	Gross unrealized gains	Gross Unrealized losses	Fair value
	(In Thousands)
Mortgage-backed securities	$116,813	2,349	(106)	119,056
Collateralized mortgage obligations:
Government sponsored enterprise issued	29,207	373	(1)	29,579
Mortgage-related securities	146,020	2,722	(107)	148,635

Government sponsored enterprise bonds	8,000	17	—	8,017
Municipal securities	35,493	2,043	(165)	37,371
Other debt securities	5,000	70	—	5,070
Debt securities	48,493	2,130	(165)	50,458
Certificates of Deposit	5,880	45	(1)	5,924
	$200,393	4,897	(273)	205,017

The Company’s mortgage-backed securities and collateralized mortgage obligations issued by government sponsored enterprises are guaranteed by Fannie Mae, Freddie Mac or Ginnie Mae. At June 30, 2013, $989,000 of the Company’s government sponsored enterprise bonds and $100.5 million of the Company’s mortgage related securities were pledged as collateral to secure repurchase agreement obligations of the Company.

The amortized cost and fair values of investment securities by contractual maturity at June 30, 2013 are shown below. Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
	(In Thousands)
Debt and other securities
Due within one year	$2,355	2,359
Due after one year through five years	28,704	29,341
Due after five years through ten years	20,792	19,866
Due after ten years	34,964	33,675
Mortgage-related securities	130,148	131,012
	$216,963	216,253

Gross unrealized losses on securities available for sale and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position were as follows:

	June 30, 2013
	Less than 12 months		12 months or longer		Total
	Fair value	Unrealized loss	Fair value	Unrealized loss	Fair value	Unrealized loss
	(In Thousands)
Mortgage-backed securities	$49,739	(694)	—	—	49,739	(694)
Government sponsored enterprise bonds	10,842	(175)	—	—	10,842	(175)
Municipal securities	41,912	(2,535)	337	(142)	42,249	(2,677)
Certificates of Deposit	1,216	(8)	—	—	1,216	(8)
	$103,709	(3,412)	337	(142)	104,046	(3,554)

	December 31, 2012
	Less than 12 months		12 months or longer		Total
	Fair value	Unrealized loss	Fair value	Unrealized loss	Fair value	Unrealized loss
	(In Thousands)
Mortgage-backed securities	$19,382	(106)	—	—	19,382	(106)
Collateralized mortgage obligations:
Government sponsored enterprise issued	1,419	(1)	—	—	1,419	(1)
Municipal securities	9,009	(94)	398	(71)	9,407	(165)
Certificates of Deposit	244	(1)	—	—	244	(1)
	$30,054	(202)	398	(71)	30,452	(273)

The Company reviews the investment securities portfolio on a quarterly basis to monitor its exposure to other-than-temporary impairment. In evaluating whether a security’s decline in market value is other-than-temporary, management considers the length of time and extent to which the fair value has been less than cost, financial condition of the issuer and the underlying obligors, quality of credit enhancements, volatility of the fair value of the security, the expected recovery period of the security and ratings agency evaluations. In addition the Company may also evaluate payment structure, whether there are defaulted payments or expected defaults, prepayment speeds and the value of any underlying collateral. For certain securities in unrealized loss positions, the Company prepares cash flow analyses to compare the present value of cash flows expected to be collected from the security with the amortized cost basis of the security.

As of June 30, 2013, the Company identified two municipal securities that were deemed to be other-than-temporarily impaired. Both securities were issued by a tax incremental district in a municipality located in Wisconsin. During the year ended December 31, 2012, the Company received audited financial statements with respect to the municipal issuer that called into question the ability of the underlying taxing district that issued the securities to operate as a going concern. During the year ended December 31, 2012, the Company’s analysis of these securities resulted in $100,000 in credit losses that were charged to earnings with respect to these two municipal securities. No additional credit loss was recognized during the six months ended June 30, 2013. As of June 30, 2013, these securities had a combined amortized cost of $215,000 and a combined estimated fair value of $189,000. As of June 30, 2013, the Company had one municipal security which had been in an unrealized loss position for twelve months or longer. This security was determined not to be other-than-temporarily impaired as of June 30, 2013. During the year ended December 31, 2012, two private-label collateralized mortgage obligations, that had been identified as other than temporarily impaired, were sold at a combined gain of $282,000. At the time of sale, these securities had a combined amortized cost of $18.0 million.

The following table presents the change in other-than-temporary credit related impairment charges on securities available for sale for which a portion of the other-than-temporary impairments related to other factors was recognized in other comprehensive loss.

(In Thousands)
Credit-related impairments on securities as of December 31, 2011	$2,096
Credit-related impairments related to securities for which an other- than-temporary impairment was not previously recognized	100
Increase in credit-related impairments related to securities for which an other-than-temporary impairment was previously recognized	113
Reduction for sales of securities for which other-than-temporary was previously recognized	(2,209)
Credit-related impairments on securities as of December 31, 2012	100
Credit-related impairments related to securities for which an other- than-temporary impairment was not previously recognized	—
Increase in credit-related impairments related to securities for which an other-than-temporary impairment was previously recognized	—
Credit-related impairments on securities as of June 30, 2013	$100

Exclusive of the aforementioned securities, the Company has determined that the decline in fair value of the remaining securities is not attributable to credit deterioration. Based on the foregoing evaluation criteria, and as the Company does not intend to sell nor is it more likely than not that it will be required to sell these securities before recovery of the amortized cost basis, these securities are not considered other-than-temporarily impaired.

Continued deterioration of general economic market conditions could result in the recognition of future other-than-temporary impairment losses within the investment portfolio and such amounts could be material to our consolidated financial statements.

During the six months ended June 30, 2013, proceeds from the sale of securities totaled $921,000 and resulted in losses totaling $9,000. The $9,000 loss included in (loss) gain on sale of available for sale securities in the consolidated statements of income during the six months ended June 30, 2013 was reclassified from accumulated other comprehensive income. During the six months ended June 30, 2012, proceeds from the sale of securities totaled $11.9 million and resulted in gains totaling $241,000. The $241,000 gain included in (loss) gain on sale of available for sale securities in the consolidated statements of income during the six months ended June 30, 2012 was reclassified from accumulated other comprehensive income.

2)	Securities

Securities Available for Sale

The amortized cost and fair values of the Company’s investment in securities follow:

	December 31, 2012
		Gross	Gross
	Amortized	unrealized	unrealized
	cost	gains	losses	Fair value
		(In Thousands)
Mortgage-backed securities	$116,813	2,349	(106)	119,056
Collateralized mortgage obligations
Government sponsored enterprise issued	29,207	373	(1)	29,579
Mortgage related securities	146,020	2,722	(107)	148,635

Government sponsored enterprise bonds	8,000	17	—	8,017
Municipal securities	35,493	2,043	(165)	37,371
Other debt securities	5,000	70	—	5,070
Debt securities	48,493	2,130	(165)	50,458

Certificates of Deposit	5,880	45	(1)	5,924
	$200,393	4,897	(273)	205,017

	December 31, 2011
		Gross	Gross
	Amortized	unrealized	unrealized
	cost	gains	losses	Fair value
		(In Thousands)
Mortgage-backed securities	$33,561	1,857	(1)	35,417
Collateralized mortgage obligations
Government sponsored enterprise issued	32,650	559	(13)	33,196
Private label issued	19,475	16	(1,040)	18,451
Mortgage related securities	85,686	2,432	(1,054)	87,064
Government sponsored enterprise bonds	71,210	152	(13)	71,349
Municipal securities	37,644	1,744	(320)	39,068
Other debt securities	5,000	118	—	5,118
Debt securities	113,854	2,014	(333)	115,535
Certificates of Deposit	3,920	2	(2)	3,920
	$203,460	4,448	(1,389)	206,519

The Company’s mortgage-backed securities and collateralized mortgage obligations issued by government sponsored enterprises are guaranteed by one of the following government sponsored enterprises: Fannie Mae, Freddie Mac or Ginnie Mae.  At December 31, 2012, $6.1 million of the Company’s government sponsored enterprise bonds and $95.8 million of the Company’s mortgage related securities were pledged as collateral to secure repurchase agreement obligations of the Company.  As of December 31, 2012, $8.0 million of municipal securities were pledged as collateral to secure Federal Home Loan Bank advances.

The amortized cost and fair value of securities at December 31, 2012, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because issuers or borrowers may have the right to prepay obligations with or without prepayment penalties.

	December 31, 2012
	Amortized
	cost	Fair value
	(In Thousands)
Debt securities:
Due within one year	$2,925	2,932
Due after one year through five years	22,354	23,376
Due after five years through ten years	10,239	10,288
Due after ten years	18,855	19,786
Mortgage-related securities	146,020	148,635
	$200,393	205,017

Total proceeds and gross gains and losses from sales of investment securities available for sale for each of periods listed below.

	December 31,
	2012	2011	2010
		(In Thousands)
Gross gains	$522	53	136
Gross losses	-	-	(81)
Gains on sale of investment securities, net	$522	53	55

Proceeds from sales of investment securities	$30,089	3,230	20,733

Gross unrealized losses on securities available for sale and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, were as follows:
	December 31, 2012
	Less than 12 months		12 months or longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	value	loss	value	loss	value	loss
			(In Thousands)
Mortgage-backed securities	19,382	(106)	—	—	19,382	(106)
Collateralized mortgage obligations
Government sponsored enterprise issued	1,419	(1)	—	—	1,419	(1)
Municipal securities	9,009	(94)	398	(71)	9,407	(165)
Certificates of Deposit	244	(1)	—	—	244	(1)
	$30,054	(202)	398	(71)	30,452	(273)

	December 31, 2011
	Less than 12 months		12 months or longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	value	loss	value	loss	value	loss
			(In Thousands)
Mortgage-backed securities	1,167	(1)	—	—	1,167	(1)
Collateralized mortgage obligations
Government sponsored enterprise issued	5,726	(13)	—	—	5,726	(13)
Private-label issue	—	—	15,408	(1,040)	15,408	(1,040)
Government sponsored enterprise bonds	12,487	(13)	—	—	12,487	(13)
Municipal securities	228	(87)	1,989	(233)	2,217	(320)
Certificates of Deposit	1,958	(2)	—	—	1,958	(2)
	$21,566	(116)	17,397	(1,273)	38,963	(1,389)

The Company reviews the investment securities portfolio on a quarterly basis to monitor its exposure to other-than-temporary impairment.  In evaluating whether a security’s decline in market value is other-than-temporary, management considers the length of time and extent to which the fair value has been less than cost, financial condition of the issuer and the underlying obligors, quality of credit enhancements, volatility of the fair value of the security, the expected recovery period of the security and ratings agency evaluations.  In addition the Company may also evaluate payment structure, whether there are defaulted payments or expected defaults, prepayment speeds and the value of any underlying collateral.  For certain securities in unrealized loss positions, the Company prepares cash flow analyses to compare the present value of cash flows expected to be collected from the security with the amortized cost basis of the security.

During the year ended December 31, 2012, the Company identified two private-label collateralized mortgage obligation securities for which a cash flow analysis was performed to determine whether an other-than-temporary impairment was warranted.  This evaluation indicated that the two private-label collateralized mortgage obligations were other-than-temporarily impaired.  Estimates of discounted cash flows based on expected yield at time of original purchase, prepayment assumptions based on actual and anticipated prepayment speed, actual and anticipated default rates and estimated level of severity given the loan to value ratios, credit scores, geographic locations, vintage and levels of subordination related to the security and its underlying collateral resulted in a projected credit loss on the collateralized mortgage obligations.  During the year ended December 31, 2012, the Company’s analysis resulted in an additional $113,000 in credit losses that were charged to earnings with respect to one of these two collateralized mortgage obligations.  The analysis with respect to the second collateralized mortgage obligation indicated no additional estimated credit loss for the year ended December 31, 2012.  During the year ended December 31, 2012, the two aforementioned private-label collateralized mortgage obligations were sold at a combined gain of $282,000.  At the time of sale, these securities had a combined amortized cost of $18.0 million.

In addition to the securities discussed above, during the year ended December 31, 2012, the Company identified two municipal securities that were deemed to be other-than-temporarily impaired.  Both securities were issued by a tax incremental district in a municipality located in Wisconsin.  During the year ended December 31, 2012, the Company received audited financial statements with respect to the municipal issuer that called into question the ability of the underlying taxing district that issued the securities to operate as a going concern.  During the year ended December 31, 2012, the Company’s analysis of these securities resulted in $100,000 in credit losses that were charged to earnings with respect to these two municipal securities.  As of December 31, 2012, these securities had a combined amortized cost of $215,000 and a combined estimated fair value of $237,000.  As of December 31, 2012, the Company had one municipal security which had been in an unrealized loss position for twelve months or longer.  This security was determined not to be other-than-temporarily impaired as of December 31, 2012.

The following table presents the change in other-than-temporary credit related impairment charges on collateralized mortgage obligations and municipal securities for which a portion of the other-than-temporary impairments related to other factors was recognized in other comprehensive loss.

(in thousands)
Credit related impairments on securities as of December 31, 2010	$1,640
Credit related impairments related to a security for which other-than-temporary
impairment was not previously recognized	-
Increase in credit related impairments related to securities for which an other-than-
temporary impairment was previously recognized	456
Credit related impairments on securities as of December 31, 2011	2,096
Credit related impairments related to a security for which other-than-temporary
impairment was not previously recognized	100
Increase in credit related impairments related to securities for which an other-than-
temporary impairment was previously recognized	113
Reduction for sales of securities for which other-than-temporary impairment was
previously recognized	(2,209)
Credit related impairments on securities as of December 31, 2012	$100

Exclusive of the two aforementioned municipal securities, the Company has determined that the decline in fair value of the remaining securities is not attributable to credit deterioration, and as the Company does not intend to sell nor is it more likely than not that it will be required to sell these securities before recovery of the amortized cost basis, these securities are not considered other-than-temporarily impaired.

Continued deterioration of general economic market conditions could result in the recognition of future other than temporary impairment losses within the investment portfolio and such amounts could be material to our consolidated financial statements.

Securities Held to Maturity

As of December 31, 2012, the Company does not hold any securities that are designated as held to maturity.  During the year ended December 31, 2012, the one security held by the Company that had been designated as held to maturity was called by the issuer.  This security had an amortized cost of $2.6 million at the time that it was called.